NON-CONTROLLING INTEREST (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning	$ 44,229	$ 46,153
Stock based compensation expense		98
Net income (loss) attributable to non-controlling interest	104	(157)
Non-controlling interest, at end	44,333	46,094
Iox [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning	44,701	46,173
Stock based compensation expense		98
Net income (loss) attributable to non-controlling interest	175	(140)
Non-controlling interest, at end	44,876	46,131
Saugatuck [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning	(472)	(20)
Stock based compensation expense
Net income (loss) attributable to non-controlling interest	(71)	(17)
Non-controlling interest, at end	$ (543)	$ (37)